21. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Regulatory capital ratios
					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions(1):
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2019
Common equity tier 1 capital (to risk-weighted assets)
Company	$69,947	13.48%	$23,352	4.50%	N/A	N/A
Bank	$69,330	13.38%	$23,325	4.50%	$33,691	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$69,947	13.48%	$31,135	6.00%	N/A	N/A
Bank	$69,330	13.38%	$31,099	6.00%	$41,466	8.00%
Total capital (to risk-weighted assets)
Company	$75,943	14.63%	$41,514	8.00%	N/A	N/A
Bank	$75,326	14.53%	$41,466	8.00%	$51,832	10.00%
Tier 1 capital (to average assets)
Company	$69,947	9.57%	$29,223	4.00%	N/A	N/A
Bank	$69,330	9.50%	$29,201	4.00%	$36,501	5.00%

December 31, 2018:
Common equity tier 1 capital (to risk-weighted assets)
Company	$64,564	12.94%	$22,446	4.50%	N/A	N/A
Bank	$63,960	12.84%	$22,419	4.50%	$32,384	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$64,564	12.94%	$29,928	6.00%	N/A	N/A
Bank	$63,960	12.84%	$29,893	6.00%	$39,857	8.00%
Total capital (to risk-weighted assets)
Company	$70,210	14.08%	$39,904	8.00%	N/A	N/A
Bank	$69,606	13.97%	$39,857	8.00%	$49,821	10.00%
Tier 1 capital (to average assets)
Company	$64,564	9.26%	$27,890	4.00%	N/A	N/A
Bank	$63,960	9.18%	$27,867	4.00%	$34,834	5.00%